Offerings - Offering: 1	Oct. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	27,134,738
Proposed Maximum Offering Price per Unit	12.14
Maximum Aggregate Offering Price	$ 329,415,719.32
Fee Rate	0.0087%
Amount of Registration Fee	$ 28,659.17
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.